Commitments (Tables)	6 Months Ended
Jun. 30, 2025
Commitments
Commitments - Future minimum lease revenues receivable under non-cancellable operating leases
	June 30, 2025	December 31, 2024
Within one year	11,364	19,316
Total	11,364	19,316

Commitments - Future minimum contractual obligations
	Olympia Shipholding S.A.	Thalia Shipholding S.A.	Total
July 1, 2025 to June 30, 2026	3,760	3,760	7,520
July 1, 2026 to December 31, 2026	26,530	26,530	53,060
Total	30,290	30,290	60,580